Stock-Based Compensation - Weighted Average Assumptions Utilized for PSUs (Detail) - Omnibus Plan [Member] - PSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility (as a percent)	39.00%	31.00%	40.00%
Expected term	3 years	3 years	3 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)	0.90%	1.00%	0.60%
Weighted-average fair value of PSUs granted (in dollars per share)	$ 17.73	$ 18.39	$ 21.01